Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature
Expenses by nature

6    Expenses by nature

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 7)	1,480,826	1,643,404	1,629,375
Technology service fees	858,946	1,500,711	2,021,238
Outsourcing labor costs	276,301	300,323	437,081
Amortization of intangible assets (Note 13)	332,470	282,697	302,774
Business origination fees to channel partners	291,883	251,988	276,966
Purchase costs of products	46,070	74,248	176,224
Depreciation of property and equipment (Note 12)	127,386	138,531	135,975
Marketing and advertising fees	47,014	59,801	110,775
Professional service fees	64,555	76,366	55,585
Auditor’s remuneration	7,580	9,820	9,030
Listing expenses	—	—	12,467
Travelling expenses	89,195	54,587	76,987
Telecommunication expenses	85,918	107,077	37,854
Impairment loss of intangible assets (Note 13)	—	23,259	5,646
Others	201,293	183,717	190,812
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	3,909,437	4,706,529	5,478,789

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Research and development costs
-Employee benefit expenses	610,063	610,564	514,456
-Technology service fees	448,902	682,222	859,324
-Amortization of intangible assets	20,311	3,812	3,396
-Depreciation of property and equipment	12,687	9,659	11,182
-Impairment loss of intangible assets	—	5,597	3,747
-Others	55,727	37,438	23,200
Amounts incurred	1,147,690	1,349,292	1,415,305

Less: capitalized
-Employee benefit expenses	(116,801)	(125,767)	(45,016)
-Technology service fees	(63,260)	(50,235)	(17,271)
-Others	(11,534)	—	—
	(191,595)	(176,002)	(62,287)
	956,095	1,173,290	1,353,018